Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Assets

	2017	2016
Current -
Interest receivable	$10,443	$6,741
Other	1,258	909

	11,701	7,650

Non-current -
Guarantee deposits	14,568	10,401
Deposits for litigation	12,390	12,482
Other	4,182	4,182

	31,140	27,065

	$42,841	$34,715